FAIR VALUE OF FINANCIAL INSTRUMENTS FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Preferred shares	$ 20	$ 20
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	718	464
Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 109	$ 146